TAXES ON INCOME	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
TAXES ON INCOME

NOTE 15:- TAXES ON INCOME

a.	Israeli taxation:

1. Measurement of taxable income:

The Company has elected to file its tax return under the Israeli Income Tax Regulations 1986 (Principles Regarding the Management of Books of Account of Foreign Invested Companies and Certain Partnerships and the Determination of Their Taxable Income). Accordingly, starting tax year 2003, results of operations in Israel are measured in terms of earnings in U.S. dollar.

2.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 (the "Law"):

According to the Law, the Company is entitled to various tax benefits by virtue of the "approved enterprise" and/or "Benefited enterprise" status granted to part of their enterprises, as implied by this Law. The principal benefits by virtue of the Law asre:

According to the provisions of the Law, the Company has chosen to enjoy the "Alternative" track. Under this track, the Company is tax exempt in the first two years of the benefit period and subject to tax at the reduced rate of 10%-25% for the remaining benefit period.

For receiving the benefits under the alternative track, there is a minimum qualifying investment. This condition requires an investment in the acquisition of productive assets such as machinery and equipment which must be carried out within three years.

The minimum qualifying investment required for setting up a plant is NIS 300 thousand. As for plant expansions, the minimum qualifying investment is the higher of NIS 300 thousand and an amount equivalent to the "qualifying percentage" of the value of the productive assets. Productive assets that are used by the plant but not owned by it will also be viewed as productive assets. The Company was eligible under the terms of minimum qualifying investment and elected 2006 and 2009 as its "years of election".

The qualifying percentage of the value of the productive assets is as follows:

The value of productive assets before the expansion (NIS in millions)	The new proportion that the required investment bears to the value of productive assets

Up to NIS 140	12%
NIS 140 - NIS 500	7%
More than NIS 500	5%

The income qualifying for tax benefits under the alternative track is the taxable income of a company that has met certain conditions as determined by the Law ("a Benefited company"), and which is derived from an industrial enterprise. The Law specifies the types of qualifying income that is entitled to tax benefits under the alternative track with respect of an industrial enterprise, whereby income from an industrial enterprise includes, among others, revenues from the production and development of software products and revenues from industrial research and development activities performed for a foreign resident (and approved by the Head of the Administration of Industrial Research and Development).

The benefit period starts with the first year the Benefited enterprise earns taxable income, provided that 14 years have not passed since the approval was granted and 12 years have not passed since the enterprise began operating. In respect of expansion programs pursuant to Amendment No. 60 to the Law, the benefit period starts at the later of the year elected and the first year the Company earns taxable income provided that 12 years have not passed since the beginning of the year of election. The respective benefit period has not yet begun.

The above benefits are conditional upon the fulfillment of the conditions stipulated by the Law, regulations published thereunder and th+e letters of approval for the investments in the approved enterprises, as above. Non-compliance with the conditions may cancel all or part of the benefits and refund of the amount of the benefits, including interest. As of December 31, 2015, the management believes that the Company is in compliance with all of the aforementioned conditions.

The Company is also a "foreign investors' company", as defined by the Capital Investments Law, and, as such, is entitled to a 10-year period of benefits and may be entitled to reduced tax rates of between 10% to 25% (depending on the percentage of foreign ownership in each tax year).

The Company has three capital investment programs that have been granted approved enterprise status, under the Law and two programs under beneficiary enterprise status pursuant to the Amended Legislation.

Income from sources other than the "Approved Enterprise" and "Benefited Enterprise" during the benefit period will be subject to the tax at the regular tax rate.

Amendment to the Law for the Encouragement of Capital Investments, 1959 (Amendment 68):

Effective January 1, 2011, the "Knesset" (Israeli Parliament) enacted the Law for Economic Policy for 2011 and 2012 (Amended Legislation), and among other things, amended the Law, ("the Amendment"). According to the Amendment, the benefit tracks in the Investment Law were modified and a flat tax rate applies to the Company's entire preferred income. The Company will be able to opt to apply (the waiver is non-recourse) the Amendment and from then on it will be subject to the amended tax rates as follows: 2011 and 2012 - 15%, 2013 and 2014 - 12.5% and in 2015 and thereafter - 12%.

Amendment to the Law for the Encouragement of Capital Investments, 1959 (Amendment 71):

On August 5, 2013, the "Knesset" issued the Law for Changing National Priorities (Legislative Amendments for Achieving Budget Targets for 2013 and 2014), 2013 which consists of Amendment 71 to the Law for the Encouragement of Capital Investments ("the Amendment"). According to the Amendment, the tax rate on preferred income form a preferred enterprise in 2014 and thereafter will be 16% (in development area A - 9%).

The Amendment also prescribes that any dividends distributed to individuals or foreign residents from the preferred enterprise's earnings as above will be subject to tax at a rate of 20%.

The Company has evaluated the effect of the adoption of the Amendment on its financial statements, and as of the date of the approval of the financial statements, the Company believes that it will not apply the Amendment. Accordingly, the Company has not adjusted its deferred tax balances as of December 31, 2015. The Company may change its position in the future.

3.	Tax benefits under the Law for the Encouragement of Industry (Taxes), 1969:

The Encouragement Law, provides several tax benefits for industrial companies. An industrial company is defined as a company resident and located in Israel, at least 90% of the income of which in a given tax year exclusive of income from specified Government loans, capital gains, interest and dividends, is derived from an industrial enterprise owned by it. An industrial enterprise is defined as an enterprise whose major activity in a given tax year is industrial production activity.

Management believes that the Company is currently qualified as an "industrial company" under the Encouragement Law and, as such, enjoys tax benefits, including: (1) deduction of purchase of know-how and patents and/or right to use a patent over an eight-year period; (2) the right to elect, under specified conditions, to file a consolidated tax return with additional related Israeli industrial companies and an industrial holding company; (3) accelerated depreciation rates on equipment and buildings; and (4) expenses related to a public offering on the Tel-Aviv Stock Exchange and on recognized stock markets outside of Israel, are deductible in equal amounts over three years.

Eligibility for benefits under the Encouragement Law is not subject to receipt of prior approval from any Governmental authority. No assurance can be given that the Israeli tax authorities will agree that the Company qualifies, or, if the Company qualifies, that the Company will continue to qualify as an industrial company or that the benefits described above will be available to the Company in the future.

4. Tax rates:

Taxable income of Israeli companies is subject to tax at the rate of 26.5% in the years ended December 31, 2014 and 2015

On January 4, 2016, the Israeli Parliament (the Knesset) approved the second and third readings of the amendment to the Income Tax Ordinance (Num 217), lowering the Israeli corporate tax rate from 26.5% to 25%.

The effective tax rate payable by a company which is taxed under the Investment Law may be considerably lower (see also Note 15.a2 above).

b.	The income tax expense (benefit) for the years ended December 31, 2013, 2014 and 2015 consisted of the following:

	Year ended December 31,
	2013	2014	2015

Current	$2,967	$(3,382)	$3,895
Deferred	3,572	9,883	1,947

	$6,539	$6,501	$5,842

Domestic (Israel)	$1,150	$335	$(606)
Foreign	5,389	6,166	6,448

	$6,539	$6,501	$5,842

c.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2014	2015
Deferred tax assets:

Net operating loss carry forward	$66,489	$64,476
Research and Development	7,702	5,147
Other temporary differences mainly relating to reserve and allowances	25,879	30,283

Deferred tax asset before valuation allowance	100,070	99,906
Valuation allowance	(95,928)	(97,899)

Deferred tax asset	4,142	2,007

Deferred tax liabilities:

Acquired intangibles	(381)	(185)

Deferred tax asset, net	$3,761	$1,822

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that all or some portion of the deferred tax assets will not be realized in each tax jurisdiction. The ultimate realization of the deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences are deductible and net operating losses are utilized. Based on consideration of these factors, the Company recorded a valuation allowance amounting $ 108,292 and $  97,899 at December 31, 2014 and 2015, respectively.

d.	Net operating loss carry forward and capital loss:

The Company has accumulated net operating losses and capital loss for Israeli income tax purposes as of December 31, 2015 in the amount of approximately $ 198,760 and $ 7,987, respectively. The net operating losses may be carried forward and offset against taxable income in the future for an indefinite period.

As of December 31, 2015, the Company's U.S. subsidiary had a U.S. federal net operating loss carry forward of approximately $ 1,400 that can be carried forward and offset against taxable income and that expires during the years 2017 to 2026. Utilization of U.S. net operating losses may be subject to substantial annual limitations due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state law provisions. The annual limitations may result in the expiration of net operating losses before utilization.

As of December 31, 2015, the Company's Norwegian subsidiary had a net operating loss carry forward of approximately $ 12,600 that can be carried forward. The net operating losses may be carried forward and offset against taxable income in the future for an indefinite period.

As of December 31, 2015, the Company's Brazilian subsidiary had a net operating loss carryforward of approximately $ 9,500 that can be carried forward. The net operating losses may be carried forward and offset against taxable income in the future for an indefinite period. The offset is limited to a maximum 30% of the annual taxable income.

e.	Income (Loss) before taxes is comprised as follows:

	Year ended December 31,
	2013	2014	2015

Domestic	$(79,900)	$(81,227)	$14,479
Foreign	38,961	11,249	(7,626)

	$(40,939)	$(69,978)	$6,853

f.	Reconciliation of the theoretical tax expense to the actual tax expense:

Reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the Statement of Income (Loss) is as follows:

	Year ended December 31,
	2013	2014	2015
Income (Loss) before taxes as reported in the consolidated statements of operations	$(40,939)	$(69,978)	$6,853

Statutory tax rate	25%	26.5%	26.5%

Theoretical tax income on the above amount at the Israeli statutory tax rate	$(10,235)	$(18,544)	$1,816
Non-deductible expenses	9,459	2,741	1,527
Non-deductible expenses related to employee stock options	955	886	430
Changes in valuation allowance, net	4,223	20,286	2,003
Other	2,137	1,132	66

Actual tax expense	$6,539	$6,501	$5,842

g.	The Company adopted the provisions of ASC topic 740-10, "Income Taxes".

A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	December 31,
	2014	2015

Uncertain tax positions, beginning of year	$9,145	$4,659
Decreases in tax positions for prior years	(4,486)	(3,772)
Increases in tax positions for prior years	-	2,875
Increase in tax position for current year	-	3,130

Uncertain tax positions, end of year	$4,659	$6,942

The Company has further accrued $ 1,370 due to interest and penalty related to uncertain tax positions as of December 31, 2015 ..

As of December 31, 2015, the Company is subject to income and indirect tax audits in Africa and Norway.